Cover	Dec. 19, 2023
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Nuveen Churchill Direct Lending Corp.
Entity Central Index Key	0001737924
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	478-9200
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	John McCallyGeneral CounselChurchill Asset Management LLC
Entity Address, Address Line One	8500 Andrew Carnegie Blvd
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28262